Organization and Basis of Presentation Organization and Basis of Presentation Narrative (Details)	9 Months Ended
Sep. 30, 2019 DWT
Organization and Basis of Presentation [Table] [Line Items]
Document Period End Date	Sep. 30, 2019
Number of vessels owned	54
Vessels time charter-in	6
Number of Reportable Segments	2
DWT	3,705,800
Kamsarmax Vessel [Member] [Member]
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned	17
Vessels time charter-in	5
Ultramax
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned	37
Vessels time charter-in	1
DWT	2,307,800
Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	30,000
Ultramax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	60,200
Ultramax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	64,000
Kamsarmax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000